PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 6,818
Depreciation		(420)		$ (385)
Ending balance		7,091		6,818
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,097		9,206
Additions		893		749
Business acquisitions		40		119
Disposals		(244)		(96)
Transfers		0	[1]	0
Other adjustments		(753)	[2]	(51)
Foreign currency translation		227		170
Ending balance		10,260		10,097
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,279)		2,873
Depreciation		(458)		(431)
Disposals		(219)		(67)
Other adjustments		422	[2]	0
Foreign currency translation		(73)		(42)
Ending balance		(3,169)		(3,279)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		134
Ending balance		120		134
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		134		126
Additions		5		4
Business acquisitions		2		6
Disposals		(2)		(3)
Transfers		0	[1]	0
Other adjustments		(21)	[2]	0
Foreign currency translation		2		1
Ending balance		120		134
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0
Depreciation		0		0
Disposals		0		0
Other adjustments		0	[2]	0
Foreign currency translation		0		0
Ending balance		0		0
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,765
Ending balance		3,012		2,765
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,457		3,307
Additions		230		42
Business acquisitions		19		52
Disposals		(19)		(25)
Transfers		127	[1]	43
Other adjustments		(244)	[2]	(37)
Foreign currency translation		93		75
Ending balance		3,663		3,457
Buildings and improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(692)		603
Depreciation		(113)		(103)
Disposals		(13)		(20)
Other adjustments		154	[2]	0
Foreign currency translation		(13)		(6)
Ending balance		(651)		(692)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,332
Ending balance		3,209		2,332
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,845		4,379
Additions		216		174
Business acquisitions		19		61
Disposals		(216)		(68)
Transfers		999	[1]	230
Other adjustments		(297)	[2]	(14)
Foreign currency translation		118		83
Ending balance		5,684		4,845
Machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,513)		2,208
Depreciation		(335)		(317)
Disposals		(203)		(47)
Other adjustments		229	[2]	0
Foreign currency translation		(59)		(35)
Ending balance		(2,475)		(2,513)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,453
Ending balance		660		1,453
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[3]	1,453	[4]	1,209
Additions		440	[4]	528	[3]
Business acquisitions		0	[4]	0	[3]
Disposals		(4)	[4]	0	[3]
Transfers		(1,139)	[1],[4]	(291)	[3]
Other adjustments		(101)	[2],[4]	0	[3]
Foreign currency translation		11	[4]	7	[3]
Ending balance	[4]	660		1,453	[3]
Assets under construction [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0
Depreciation		0		0
Disposals		0		0
Other adjustments		0	[2]	0
Foreign currency translation		0		0
Ending balance		0		0
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		134
Ending balance		90		134
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		208		185
Additions		2		1
Business acquisitions		0		0
Disposals		(3)		0
Transfers		13	[1]	18
Other adjustments		(90)	[2]	0
Foreign currency translation		3		4
Ending balance		133		208
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(74)		62
Depreciation		(10)		(11)
Disposals		(3)		0
Other adjustments		39	[2]	0
Foreign currency translation		(1)		(1)
Ending balance		$ (43)		$ (74)

[1]
  We transferred $ 662 -million related to the Borger expansion project from assets under construction to buildings and improvements and machinery and equipment when the assets became ava ilable for use.

[2]	Other adjustments include assets classified as held for sale with a net book value of $ 291 -million
[3]

Assets under construction include assets in the following operating segments: nitrogen assets of $ 1.2 -billion, potash assets of $ 140 -million and $ 113 -million in various other operating segments. Assets in the nitrogen and potash operating segments include greenfield assets of $ 116 -million and brownfield assets of $ 860 -million.

[4]
  Assets under construction include assets in the following operating segments: nitrogen assets of $ 452 -million, potash assets of $ 90 -million and $ 118 -million in various other operating segments. Assets in the nitrogen and potash operating segments include greenfield assets of $ 116 -million and brownfield assets of $ 292 -million.